Subsequent Events (Details)			12 Months Ended
	Apr. 03, 2024	Oct. 20, 2023	Oct. 31, 2023 USD ($) $ / shares shares	Jan. 18, 2024 $ / shares shares	Oct. 31, 2022 $ / shares shares
Subsequent Events [Line Items]
Authorized share capital (in Dollars) | $			$ 150,000
Common stock dividends shares (in Shares) | shares			1,000,000,000
Par value | $ / shares			$ 0.00195		$ 0.00195
Purchase Price (in Dollars) | $			$ 6,000
Issuance of shares (in Shares) | shares			177,778
Number of ordinary shares		1	1
Ordinary shares, authorised (in Shares) | shares			150,000,000		150,000,000
Aggregate shares (in Shares) | shares			113,636,360
Exercise price | $ / shares			$ 1.1
Price per share | $ / shares			$ 0.44
Aggregate purchase price (in Dollars) | $			$ 50,000,000
Private Placement [Member]
Subsequent Events [Line Items]
Issuance of shares (in Shares) | shares			113,636,360
Number of ordinary shares			3
Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars) | $			$ 9,750,000
Common stock dividends shares (in Shares) | shares			65,000,000,000
Par value | $ / shares			$ 0.00015
Subsequent Event [Member]
Subsequent Events [Line Items]
Acquire percentage	100.00%
Registration Statement on Form S-8 [Member]
Subsequent Events [Line Items]
Par value | $ / shares				$ 0.00015
Ordinary shares, authorised (in Shares) | shares				17,600,000
Results of the 2024 Extraordinary General Meeting of Shareholders [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars) | $			$ 9,600,000
Par value | $ / shares			$ 0.00015
Ordinary shares, authorised (in Shares) | shares			64,000,000,000
Results of the 2024 Extraordinary General Meeting of Shareholders [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Par value | $ / shares			$ 0.00015
Share Consolidation [Member] | Ordinary Shares [Member]
Subsequent Events [Line Items]
Authorized share capital (in Dollars) | $			$ 9,750,000
Common stock dividends shares (in Shares) | shares			5,000,000,000
Par value | $ / shares			$ 0.00195
Closing of Private Placement [Member]
Subsequent Events [Line Items]
Par value | $ / shares			$ 0.018